Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Share-based compensation expense	$ 30,416,000	$ 23,850,000	$ 25,625,000
Share-based compensation reclassified from liability to additional paid-in capital	4,563,000	15,351,000	8,516,000
Share-based compensation recorded as liability	10,502,000	3,701,000
Unrecognized compensation cost	50,447,000
Liability
Share-based Compensation
Share-based compensation expense	11,364,000	6,216,000	14,263,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	19,052,000	17,634,000	11,362,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	18,224,000	16,101,000	16,880,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	11,690,000	7,376,000	8,451,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 502,000	$ 373,000	$ 294,000